Operating Segments	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Operating Segments

Note 25 Operating Segments

The Company has identified its operating segments based on the internal reports that are reviewed and used by the Executive Key Management Personnel Board of Directors (Chief Operating Decision Makers or “CODM”) in assessing performance and determining the allocation of resources. The Company is managed primarily on an operational basis. Operating segments are determined on the basis of financial information reported to the Board.

The CODM has identified three operating segments being Battery Materials, Battery Technology and Graphite Exploration. The Battery Materials segment develops and manufactures battery anode materials, and the Battery Technology segment develops battery cell testing equipment, performs consulting services and carries out research and development in battery development. The Graphite Exploration segment manages the maintenance and future development of Mount Dromedary natural graphite deposit. The Company will reassess reportable segments if and when the assets held for sale are sold. See Note 16 - Exploration and Evaluation Assets.

Basis of Accounting for Purposes of Reporting by Operating Segments

•
Accounting policies adopted: Unless stated otherwise, all amounts reported to the Board, being the chief operating decision makers, with respect to operating segments, are determined in accordance with accounting policies that are consistent with those adopted in the annual consolidated financial statements of the Company.
•
Segment assets: Where an asset is used across multiple segments, the asset is allocated to the segment that receives the majority of the economic value from the asset. In most instances, segment assets are clearly identifiable on the basis of their nature and physical location.
•
Segment liabilities: Liabilities are allocated to segments where there is a direct nexus between the incurrence of the liability and the operations of the segment. Borrowings and tax liabilities are generally considered to relate to the Company as a whole and are not allocated. Segment liabilities include trade and other payables.
•
Unallocated items: The following items for revenue, expenses, assets and liabilities are not allocated to operating segments as they are not considered part of the core operations of any segment:

–	Interest income
–	Corporate administrative and other expenses
–	Income tax expense
–	Corporate share-based payment expenses
–	Corporate marketing and project development expenses
–	Corporate cash and cash equivalents
–	Corporate trade and other payables
–	Corporate trade and other receivables

Segment Information

Segment Performance

Year Ended December 31, 2024 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration
Segment revenue1	$—	$5,854,424	$—
Other income	959,122	1,933,064	—
Total income	959,122	7,787,488	—
Product manufacturing and operating costs (exclusive of depreciation presented separately)	—	(1,770,517)	—
Administrative and other expenses	(11,679,814)	(2,252,663)	—
Depreciation and amortization expenses	(3,562,475)	(1,006,494)	—
Research and development costs	(4,127,248)	(722,322)	—
Employee benefits expense	(15,106,300)	(8,474,395)	—
Borrowing costs	(1,445,374)	(345,394)	—
Segment net loss before tax	$(34,962,089)	$(6,784,297)	$—

Aggregated Segment net loss before tax	$(41,746,386)
Interest income	1,370,930
Other income	10,063
Other expenses	(1,175,499)
Administrative and other expenses	(5,986,817)
Employee benefits expense	(52,223)
Loss on equity investment securities at fair value through profit or loss	(15,308,187)
Share based compensation	(5,523,560)
Borrowing costs	(1,776,230)
(Loss)/gain on fair value of derivative financial instruments	(4,536,546)
Net loss before tax	$(74,724,454)

Year Ended December 31, 2023 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration
Segment revenue1	$—	$8,054,529	$—
Other income	37,360	1,936,862	—
Total income	37,360	9,991,391	—
Product manufacturing and operating costs (exclusive of depreciation presented separately)	—	(2,817,269)	—
Administrative and other expenses	(9,658,074)	(2,686,861)	—
Impairment losses	—	—	—
Depreciation and amortization expenses	(3,798,626)	(941,509)	—
Research and development costs	(5,458,721)	(291,853)	—
Employee benefits expense	(10,196,303)	(8,221,139)	—
Borrowing costs	(1,408,421)	(474,829)	—
Segment net loss before tax	$(30,482,785)	$(5,442,069)	$—

Aggregated Segment net loss before tax	$(35,924,854)
Interest income	1,611,128
Other income	24,550
Other expenses	1,359,866
Administrative and other expenses	(6,518,961)
Employee benefits expense	(1,922,438)
Loss on equity investment securities at fair value through profit or loss	—
Share based compensation	(5,621,969)
Borrowing costs	(980,852)
(Loss)/gain on fair value of derivative financial instruments	1,525,320
Net loss before tax	$(46,448,210)

Six Months Ended December 31, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration
Segment revenue1	$—	$2,702,276	$—
Other income	35,154	260,536	—
Total income	35,154	2,962,812	—
Product manufacturing and operating costs (exclusive of depreciation presented separately)	—	(1,319,682)	—
Administrative and other expenses	(3,562,171)	(846,562)
Impairment losses	—	—	—
Depreciation and amortization expenses	(2,204,862)	(367,157)	—
Research and development costs	(1,729,910)	(290,746)
Employee benefits expense	(4,531,566)	(3,363,334)	—
Borrowing costs	(723,225)	(220,196)
Segment net loss before tax	$(12,716,580)	$(3,444,865)	$—

Aggregated Segment net loss before tax	$(16,161,445)
Interest income	19,416
Other expenses	1,360,308
Administrative and other expenses	(7,072,914)
Employee benefits expense	(654,950)
Share based compensation	(5,354,429)
Net loss before tax	$(27,864,014)

Year Ended June 30, 2022	Battery Materials	Battery Technology	Graphite Exploration
Segment revenue1	$—	$6,099,815	$—
Other income	385,482	1,202,324	—
Interest income	—	—	—
Total income	385,482	7,302,139	—
Product manufacturing and operating costs (exclusive of depreciation presented separately)	(15,255)	(1,709,369)	—
Administrative and other expenses	(4,033,109)	(1,854,309)	—
Borrowing costs	(1,264,020)	(248,197)	—
Depreciation and amortization expenses	(3,436,998)	(777,619)	—
Research and development costs	(3,800,667)	(1,302,157)	—
Employee benefits expense	(5,640,607)	(4,787,680)	—
Segment net loss before tax	$(17,805,174)	$(3,377,192)	—

Aggregated Segment net loss before tax	$(21,182,366)
Segment revenue1	1,340
Interest income	8,314
Other expenses	5,195,797
Administrative and other expenses	(6,704,291)
Employee benefits expense	(2,308,302)
Nasdaq listing related expenses	(4,226,062)
Loss on equity investment securities at fair value through profit or loss	(8,113,657)
Share based compensation	(14,530,749)
Borrowing costs	(331)
Net loss before tax	$(51,860,307)

[1]See Note 3 - Revenue, for segment revenue by product line for the year ended December 31, 2024 and 2023, six months ended December 31, 2022, and year ended June 30, 2022.

Segment Assets

At December 31, 2024 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$169,314,731	$15,235,436	$2,049,907	$39,495,467	$226,095,541

At December 31, 2023 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$147,476,907	$20,367,755	$2,225,693	$93,272,688	$263,343,043

Segment liabilities

December 31, 2024 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$44,383,959	$8,085,044	$—	$36,036,281	$88,505,284

December 31, 2023 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$69,102,062	$9,874,301	$—	$430,405	$79,406,768

Geographical Segments

For the purposes of segment reporting, all segment activities relating to Graphite Exploration are carried out in Australia and all segment activities relating to Battery Materials and Battery Technology are carried out in North America.

For the year ended December 31, 2024, North America, Asia, Australia, and Europe accounted for 71%, 22%, 3%, and 4% of revenues, respectively. For the year ended December 31, 2023, North America, Asia, Australia, and Europe accounted for 82%, 8%, 6% and 4% of revenues, respectively. For the six months ended December 31, 2022, North America, Asia, Australia, and Europe accounted for 85%, 11%, 3% and 1% of revenues, respectively. For the year ended June 30, 2022, North America, Asia, and Europe accounted for 79%, 17% and 4% of revenues, respectively.

For the year December 31, 2024, the Company had two customers, included in the consulting services revenue stream that accounted for approximately 13% and 12% of total revenues, respectively and one major customer, included in the hardware sales revenue stream, that accounted for 16% of total revenue. For the year ended December 31, 2023, the Company had two customers, included in consulting services revenue stream, that accounted for approximately 17% and 15% of total revenues, respectively. For the six months December 31, 2022, the Company had three major customers, included in the consulting services revenue stream, that accounted for approximately 27%, 22%, and 11% of total revenue, respectively and two major customers, included in the hardware revenue stream, that accounted for approximately 25% and 12% of total revenues, respectively. For the year ended June 30, 2022, the Company had two customers, included in the consulting services revenue stream, that accounted for approximately 15%, and 12% of total revenues, respectively and one major customer, included in the hardware and consulting services revenue streams, that accounted for 11% of total revenue.